CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current asset:
Cash and cash equivalents	$ 60,618	$ 40,447
Accounts receivable	5,098,954	4,499,746
Deposits, prepayments and other receivables	829,108	665,052
Total current assets	5,988,680	5,205,245
Non-current asset:
Plant and equipment	301,795	422,414
TOTAL ASSETS	6,290,475	5,627,659
Current liabilities:
Accrued liabilities and other payables	44,447	26,772
Tax payable	843,826	743,562
Amount due to a director	56,568	28,290
Total current liabilities	944,841	798,624
TOTAL LIABILITIES	944,841	798,624
Commitments and contingencies
STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, no shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized, 28,110,000 shares issued and outstanding at September 30, 2021 and December 31, 2020	2,811	2,811
Additional paid in capital	332,189	332,189
Accumulated other comprehensive income	(11,908)	10,573
Retained earnings	5,022,542	4,483,462
Stockholders’ equity	5,345,634	4,829,035
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 6,290,475	$ 5,627,659